OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Extractive Industries [Abstract]
Costs capitalized to oil and gas property	$ 4,912,336	$ 2,916,102	$ 566,244
Depletion to oil and gas property	$ 1,046,996	$ 650,609	$ 654,743